INCOME TAXES (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 3.9	$ 4.1
Additions based on tax position related to the current year	0.4	0.5
Additions based on tax positions related to prior years	0.0	0.0
Settlements with tax authorities	(0.1)	(0.0)
Expiration of statute of limitations	(0.7)	(0.7)
Balance at end of year	$ 3.5	$ 3.9